Risk Management_Credit quality of off balancesheet items (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020		Dec. 31, 2019
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 123,898,136		₩ 116,270,591
Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[1]	11,809,456		12,618,917
Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		112,088,680		103,651,674
Stage 1 | Above appropriate credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	115,261,867		108,807,707
Stage 1 | Above appropriate credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	10,152,900		10,952,917
Stage 1 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[2]	105,108,967		97,854,790
Stage 1 | Less than a limited credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	5,428,187		4,812,856
Stage 1 | Less than a limited credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	1,382,592		1,333,561
Stage 1 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	4,045,595		3,479,295
Stage 2 | Above appropriate credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts		1,963,153		1,388,491	[4]
Stage 2 | Above appropriate credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		11,504	[2]	355	[4]
Stage 2 | Above appropriate credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		1,951,649	[2]	1,388,136	[4]
Stage 2 | Less than a limited credit rating | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	1,169,147		1,129,690
Stage 2 | Less than a limited credit rating | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	191,962		223,657
Stage 2 | Less than a limited credit rating | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts	[3]	977,185		906,033
Stage 3 | Off balance sheet items
Disclosure of credit risk exposure [Line Items]
Off balance accounts		75,782		131,847
Stage 3 | Guarantees
Disclosure of credit risk exposure [Line Items]
Off balance accounts		70,498		108,427
Stage 3 | Loan commitments
Disclosure of credit risk exposure [Line Items]
Off balance accounts		₩ 5,284		₩ 23,420

[1]	As of December 31, 2019 and 2020, the financial guarantee amount of 4,317,969 million Won and 4,163,382 million Won are included, respectively.
[2]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[3]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
[4]	Credit grade of corporates are A- ~ BBB, and consumers are grades 1 ~ 6.